Poplar Forest Cornerstone Fund
Poplar Forest Cornerstone Fund
Investment Objective
The Poplar Forest Cornerstone Fund (the “Cornerstone Fund”) seeks to achieve current income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Cornerstone Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 39 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 34 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Poplar Forest Cornerstone Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Poplar Forest Cornerstone Fund		Class A	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.25%	1.18%
Total Annual Fund Operating Expenses	[1]	2.30%	1.98%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.14%)	(1.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.16%	0.91%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses ("AFFE").
[2]	Poplar Forest Capital, LLC (the "Adviser') has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.15% and 0.90% of average daily net assets of the Fund's Class A shares and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Cornerstone Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Cornerstone Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Poplar Forest Cornerstone Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	612	1,078	1,570	2,920
Institutional Class	93	518	968	2,220

Portfolio Turnover.
The Cornerstone Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Cornerstone Fund’s performance.  During the most recent fiscal year,  the Fund’s portfolio turnover rate was 24.54% of the average value of its portfolio.

Principal Investment Strategy
The Cornerstone Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by building a balanced portfolio of debt and equity securities that aims to generate returns that exceed the Consumer Price Index by 3% per year while preserving capital.  A full market cycle is deemed to be a multi-year period including a period of material increase in the U.S. stock market (a “bull market”) and a period of material decline in the U.S. stock market (a “bear market”).

Equity securities in which the Fund may invest include, but are not limited to, common stocks, foreign equity securities, convertible securities, and options on stocks, warrants, rights, and/or other investment companies, including mutual funds and exchange-traded funds (“ETFs”). Equity securities will generally be selected based on qualitative analysis with individual positions no larger than 4% at time of purchase. The Fund may invest in medium-sized companies, which the Adviser defines by reference to those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $2.0 billion to approximately $26.3 billion as of May 27, 2016, the date of the last reconstitution of the Russell Midcap® Index) at the time of purchase. Dividend paying companies with investment grade credit ratings will be the primary focus of the Fund’s equity investments. Weightings between equity and fixed income securities will be tactically allocated based on prospective return potential and risk factors although equity exposure will not generally exceed 75% of net assets.

Fixed income securities in which the Fund may invest include, but are not limited to, those of domestic governments, government agencies, inflation-protected securities, asset-backed securities, other investment companies, including mutual funds and ETFs, exchange-traded notes (“ETNs”), convertible securities, floating rate securities, mortgage-backed securities, municipalities and companies across a wide range of industries, and may be of any maturity and duration and include those that are rated below investment grade (i.e., “junk bonds”).

The Cornerstone Fund may invest up to 50% of its net assets in cash, cash-equivalents and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The Cornerstone Fund is managed using a long-term approach to security selection.  Investments will generally be made with an intended investment horizon of three years, although individual investments may be held for shorter or longer time periods.

The Adviser evaluates investment opportunities using bottom-up, fundamental analysis, paying particular attention to a company’s:

1.	expected future profits;

2.	expected sustainable revenue and/or asset growth;

3.	expected cash investment needed to support expected growth;

4.	normalized free cash flow after considering Items 1 through 3 above; and

5.	valuation relative to normalized earnings and free cash flow after giving consideration to growth potential and financial strength.

The decision to sell securities is driven by the Adviser’s evaluation of prospective total returns relative to the perceived risk of the security in question.  A security may be sold when its estimated future return is low in an absolute sense or in order to fund the purchase of a new investment which offers a better risk/reward profile.  The Cornerstone Fund is managed in a tax sensitive manner and securities may be sold to generate tax losses in order to minimize realized taxable gains.

Principal Investment Risks
Losing a portion of your investment is a risk of investing in the Cornerstone Fund.  The following additional risks could affect the value of your investment:

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•	Management Risk – If the Adviser’s investment strategies do not produce the expected results, the value of the Cornerstone Fund could decrease.

•	Market Risk – If the stock market as a whole, or the value of an individual company, goes down, the result could be a decrease in the value of the Cornerstone Fund.

•
Value-Style Investing Risk – Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•	Debt Securities Risk – The following risks are associated with the Fund’s investment in debt securities.

○
Prepayment and Extension Risk.  The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

○
Interest Rate Risk.  The risk that fixed income securities will decline in value because of changes in interest rates.    It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

○
Credit Risk.  The risk of loss on an investment due to the deterioration of an issuer’s financial strength.  Such a deterioration of financial strength may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations, including making timely payment of interest and principal.

○
High-Yield Securities Risk.  Debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

○
Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield.  Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

○	Asset-Backed Securities Risk. Asset-Backed Securities Risk includes Market Risk, Interest Rate Risk, Credit Risk, and Prepayment Risk.

○
Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

○
Inflation Protected Securities Risk.  Inflation protected securities include the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will accurately measure the rate of inflation and the securities will not work as intended.

•
Medium-Sized Companies Risk – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.

•
Foreign Securities Risk – The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Convertible Securities Risk – Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Investment Company Risk – When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Mortgage-Backed Securities Risk – These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

The Cornerstone Fund may be appropriate for investors who:

•	are interested in protecting their purchasing power by investing in common stocks; but

•	would prefer less volatility than would generally be inherent in an all equity account.

Performance
The following information provides some indication of the risks of investing in the Cornerstone Fund. The bar chart shows the Fund’s Institutional Class shares’ annual return from year to year.  The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with broad measures of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.poplarforestfunds.com within the Fund documents or by calling the Fund toll-free at 1-877-522-8860.

Calendar Year Total Returns as of December 31 - Institutional Class

During the period of time shown in the bar chart, the highest return for a calendar quarter was 5.77% (quarter ended December 31, 2016) and the lowest return for a calendar quarter was -8.15% (quarter ended September 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Returns - Poplar Forest Cornerstone Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	18.87%	6.71%	Dec. 31, 2014
Class A	Class A Return Before Taxes	12.61%	3.72%	Dec. 31, 2014
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	17.84%	5.67%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.53%	5.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	6.54%	Dec. 31, 2014
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	1.59%	Dec. 31, 2014
60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Blended Index (reflects no deduction for fees, expenses, or taxes)	60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Blended Index (reflects no deduction for fees, expenses, or taxes)	8.31%	4.74%	Dec. 31, 2014
Consumer Price Index +3% (reflects no deduction for fees, expenses, or taxes)	Consumer Price Index +3% (reflects no deduction for fees, expenses, or taxes)	5.13%	4.44%	Dec. 31, 2014

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Cornerstone Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.